Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Pathfinder Acquisition Corporation
Entity Central Index Key	0001839132
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 1